Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate	7.068231	6.96676	6.87644	6.87644
Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate	7.032406	6.89955	6.61464	6.61464
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate	7.068231	6.96676	6.87644	6.87644
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate	7.032406	6.89955	6.61464	6.61464